Stockholders' Deficit	12 Months Ended
Dec. 31, 2024
Stockholders' Deficit
Stockholders' Deficit

12.Stockholders’ Deficit

Public Offering

On May 16, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with J.P. Morgan Securities LLC and Citigroup Global Markets Inc., as representatives of the several underwriters named therein (the “Underwriters”), pursuant to which the Company issued and sold the an aggregate of 11,764,706 shares (the “Firm Shares”) of our common stock, par value $0.0001 per share, to the Underwriters (the “Public Offering”). Additionally, under the terms of the Underwriting Agreement, the Company granted the Underwriters an option, for 30 days from the date of the Underwriting Agreement, to purchase up to an additional 1,764,705 shares of common stock (the “Option Shares,” and together with the Firm Shares, the “Shares”), which the Underwriters elected to exercise in full. The price to the public in the Public Offering was $4.25 per share. The Underwriters agreed to purchase the Shares from the Company pursuant to the Underwriting Agreement at a price of $3.995 per share.

The Offering was made pursuant to a prospectus supplement and related prospectus filed with the SEC pursuant to the Company’s Registration Statement under which the Company may offer and sell up to $150.0 million in the aggregate of its common stock, including the common stock already sold, preferred stock, debt securities, warrants and units from time to time in one or more offerings. On May 18, 2023, the Company completed the sale and issuance of an aggregate of 13,529,411 Shares, including the exercise in full of the Underwriters’ option to purchase the Option Shares. The Company received net proceeds of approximately $53.6 million, after deducting the Underwriters’ discounts and commissions and offering expenses payable by the Company.

ATM Offering

On November 8, 2022, the Company filed a Registration Statement. Also on November 8, 2022, the Company entered into a Sales Agreement with Cowen, pursuant to which the Company may issue and sell from time to time up to $150.0 million of its common stock, including the common stock already sold, through or to Cowen as the Company’s sales agent or principal in the ATM Offering.

On May 15, 2023, pursuant to an Amendment No. 1 to Sales Agreement and in connection with the Public Offering, the Company reduced the number of shares that could be issued and sold pursuant to its ATM Offering with TD Cowen by $86.25 million, lowering the aggregate offering price under the Sales Agreement from $150.0 million to $63.75 million.

On September 11, 2023, pursuant to an Amendment No. 2 to Sales Agreement, the Company increased the number of shares that could be issued and sold pursuant to its ATM Offering with TD Cowen by $28.75 million, increasing the aggregate offering price under the Sales Agreement from $63.75 million to $92.5 million.

The following table summarizes information regarding settlements under the ATM Offering:

	Year Ended December 31,
(in thousands, except share and per share data)	2024	2023
Number of common stock shares sold during the period	650,005	3,559,761
Weighted-average price per share	$2.44	$5.43
Gross proceeds	$1,589	$19,339
Less commissions and fees	(40)	(483)
Net proceeds after commissions and fees	$1,549	$18,856

As of December 31, 2024, the Company had approximately $64.9 million of its common stock remaining available for sales under the ATM Offering.

Common Stock

On October 9, 2023, in accordance with the terms of an optional stock purchase agreement entered into with one of its CMOs on September 28, 2023 (the “Optional Stock Purchase Agreement”), the Company issued 2,225,513 shares of its common stock to one of its CMOs for a price of $3.675 per share, with a total value of $8.2 million in this non-cash transaction. The Optional Stock Purchase Agreement gave the Company the option, in its sole discretion, to elect to pay for certain manufacturing services provided by the CMO by either paying cash or issuing shares of our common stock in a private placement offering (the “Stock Service Fee Payment”). On October 4, 2023, the Company notified the CMO of its election of the Stock Service Fee Payment. The price per share of common stock was equal to the volume-weighted average closing trading price per share of common stock on the Nasdaq Global Market over the ten-trading day period ending on and including October 6, 2023.